Other financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Financial Liabilities [Abstract]
Trade payables	€ 1,475	€ 1,177	€ 1,279
Clearing houses	650	599	165
Public Institutions	5,315	4,122	4,122
Factoring accounts payable	275	222	409
Unsettled financial transactions	3,779	5,080	3,693
Lease liabilities	2,856	3,049	5,108
Other financial liabilities	15,523	12,719	15,459
Other financial liabilities, total	€ 29,873	€ 26,968	€ 30,235